UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2014	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)
Common Stock (99.7%)
Aerospace & Defense (4.8%)
Boeing	1,300	$163
Exelis	2,900	57
General Dynamics	1,100	111
L-3 Communications Holdings Cl 3	700	78
Northrop Grumman	1,100	127
Raytheon	1,300	123

		659

Agricultural Operations (0.6%)
Archer-Daniels-Midland	2,100	83

Agricultural Products (0.3%)
Ingredion	700	44

Air Freight & Logistics (0.3%)
FedEx	300	40

Aircraft (1.7%)
American Airlines Group*	1,700	57
Lockheed Martin	700	106
Southwest Airlines	3,200	67

		230

Asset Management & Custody Banks (1.7%)
Ameriprise Financial	800	85
Bank of New York Mellon	2,000	64
State Street	1,200	80

		229

Automotive (3.1%)
Autoliv	600	54
Delphi Automotive	800	49
Ford Motor	9,300	139
General Motors	2,100	76
Lear	800	58
Murphy USA*	250	10
TRW Automotive Holdings*	500	37

		423

Banks (6.5%)
Bank of America	4,700	79
Fifth Third Bancorp	3,200	67
Huntington Bancshares	4,800	43
JPMorgan Chase	3,800	210
PNC Financial Services Group	1,400	112
Regions Financial	4,300	44
SunTrust Banks	900	33
US Bancorp	1,100	44
Wells Fargo	5,600	254

		886

Biotechnology (1.0%)
Amgen	1,200	143

Cable & Satellite (1.5%)
Comcast, Cl A	900	49

	Shares	Value (000)
Cable & Satellite (continued)
DIRECTV*	1,500	$104
Time Warner Cable, Cl A	400	53

		206

Chemicals (1.1%)
CF Industries Holdings	300	69
EI du Pont de Nemours	900	55
Huntsman	1,400	31

		155

Commercial Printing (0.4%)
RR Donnelley & Sons	3,100	57

Commercial Services (0.2%)
Convergys	1,500	31

Computer & Electronics Retail (0.6%)
Best Buy	1,900	45
GameStop, Cl A	1,200	42

		87

Computers & Services (11.7%)
Apple	900	450
CA	2,000	64
Computer Sciences	1,100	66
EMC	2,100	51
Google, Cl A*	150	177
Hewlett-Packard	3,800	110
Microsoft	8,100	307
Oracle	4,800	177
Seagate Technology	1,300	69
Symantec	2,000	43
Western Digital	900	78

		1,592

Construction & Engineering (0.6%)
KBR	1,200	38
Leidos Holdings, Inc.	875	40

		78

Consumer Discretionary (1.3%)
Energizer Holdings	500	47
Procter & Gamble	1,600	123

		170

Diversified Metals & Mining (0.2%)
Freeport-McMoRan Copper & Gold	700	23

Drug Retail (1.6%)
CVS Caremark	2,300	156
Walgreen	1,000	57

		213

Electrical Services (4.1%)
Ameren	1,500	57
American Electric Power	1,300	64
Edison International	1,400	67
Entergy	700	44

Schedule of Investments January 31, 2014	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)
Electrical Services (continued)
Exelon	2,600	$75
General Electric	6,900	173
Public Service Enterprise Group	2,300	77

		557

Financial Services (2.9%)
Capital One Financial	800	56
Citigroup	2,900	138
Discover Financial Services	900	48
Goldman Sachs Group	500	82
SLM	3,100	71

		395

Food, Beverage & Tobacco (2.2%)
Coca-Cola	1,900	72
Molson Coors Brewing, Cl B	900	47
PepsiCo	500	40
Philip Morris International	800	63
Tyson Foods, Cl A	2,200	82

		304

General Merchandise Stores (0.1%)
Big Lots*	400	11

Health Care Distributors (0.5%)
Cardinal Health	1,100	75

Health Care Equipment (2.5%)
Becton Dickinson	1,000	108
Boston Scientific*	6,200	84
Medtronic	1,200	68
Zimmer Holdings	800	75

		335

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	400	53

Insurance (8.4%)
ACE	1,000	94
Aetna	1,400	96
Allstate	1,700	87
American International Group	1,400	67
Assurant	900	59
Berkshire Hathaway, Cl B*	1,000	112
CIGNA	1,000	86
Hartford Financial Services Group	1,700	57
MetLife	1,800	88
Prudential Financial	400	34
Travelers	1,100	89
UnitedHealth Group	1,500	108
Unum Group	1,500	48
WellPoint	1,300	112

		1,137

Internet Retail (0.3%)
Amazon.com*	100	36

	Shares	Value (000)
IT Consulting & Other Services (1.3%)
International Business Machines	900	$159
Science Applications International	500	18

		177

Machinery (2.0%)
AGCO	800	43
Caterpillar	1,100	103
Deere	900	78
Oshkosh	800	43

		267

Metal & Glass Containers (0.5%)
Owens-Illinois*	1,900	61

Multimedia (0.3%)
Walt Disney	600	43

Office Electronics (0.6%)
Xerox	7,500	81

Office Equipment (0.6%)
3M	300	38
Avery Dennison	900	44

		82

Oil & Gas Equipment & Services (0.7%)
Halliburton	1,400	69
Schlumberger	400	35

		104

Paper Packaging (0.3%)
Rock-Tenn, Cl A	400	40

Petroleum & Fuel Products (10.5%)
Apache	900	72
Chevron	2,400	268
ConocoPhillips	2,300	149
Exxon Mobil	4,400	405
HollyFrontier	900	42
Marathon Oil	2,500	82
Marathon Petroleum	1,200	104
Murphy Oil	1,000	57
Occidental Petroleum	500	44
Phillips 66	1,300	95
Tesoro	600	31
Valero Energy	1,400	72

		1,421

Petroleum Refining (0.7%)
Hess	1,200	90

Pharmaceuticals (5.9%)
Abbott Laboratories	1,600	59
AbbVie	800	39
Eli Lilly	1,100	60
Johnson & Johnson	3,800	336
Merck	1,800	95

Schedule of Investments January 31, 2014	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)
Pharmaceuticals (continued)
Pfizer	6,800	$207

		796

Printing & Publishing (0.7%)
Gannett	2,000	55
Lexmark International, Cl A	1,100	43

		98

Railroads (1.1%)
CSX	1,700	46
Norfolk Southern	1,100	102

		148

Reinsurance (0.9%)
Everest Re Group	200	29
PartnerRe	500	49
Validus Holdings	1,100	39

		117

Retail (3.9%)
Brinker International	800	39
Home Depot	500	38
Kohl’s	1,300	66
Kroger	2,200	79
Macy’s	1,900	101
McDonald’s	300	28
Safeway	1,400	44
Staples	3,700	49
Wal-Mart Stores	1,100	82

		526

Semi-Conductors/Instruments (2.4%)
Intel	7,000	172
Jabil Circuit	1,700	31
Marvell Technology Group	2,100	31
TE Connectivity	1,700	96

		330

Specialized REIT’s (0.5%)
Hospitality Properties Trust	1,600	41
Omega Healthcare Investors	1,000	32

		73

Technology Distributors (1.1%)
Avnet	1,200	49
Ingram Micro, Cl A*	1,400	35
Tech Data*	1,100	60

		144

Telephones & Telecommunications (5.1%)
Amdocs	1,100	48
AT&T	3,300	110
Cisco Systems	7,100	156
Corning	5,900	101
Harris	900	62
QUALCOMM	2,100	156

	Shares/ Face Amount (000)	Value (000)
Telephones & Telecommunications (continued)
Verizon Communications	1,200	$58

		691

Total Common Stock
(Cost $10,520)		13,541

Repurchase Agreement (0.2%)
Morgan Stanley 0.010%, dated 01/31/14, to be repurchased on 02/03/14, purchase price $24,959 (collateralized by a US Treasury Bond, par value $18,345, 6.500%,11/15/26; with total market value of $25,458)	$25	25

Total Repurchase Agreement
(Cost $25)		25

Total Investments — 99.9%
(Cost $10,545)†		$13,566

Percentages are based on Net Assets of $13,576 (000).

Cl	Class

REIT	Real Estate Investment Trust

*	Non-income producing security.

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $10,545 (000), and the unrealized appreciation and depreciation were $3,365 (000) and ($344 (000)) respectively.

The following is a list of the level of inputs used as of January 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$13,541	$—	$—	$13,541
Repurchase Agreement	—	25	—	25
Total Investments in Securities	$13,541	$25	$—	$13,566

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of January 31, 2014, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-003-1500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014